Impairment of Assets and Assets Held for Sale (Tables)	12 Months Ended
Mar. 31, 2023
Impairment of Assets and Assets Held for Sale [Abstract]
Schedule of Assets and Liabilities Classified as Held for Sale and Computation of Impairment Loss	The assets and liabilities of the Rooftop Subsidiaries classified as held for sale, together with the calculation of the related impairment loss is shown below.
	As of March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Current assets:
Cash and cash equivalents	41	-	-
Restricted cash	9	-	-
Accounts receivable, net	1	-	-
Total current assets	51	-	-
Property, plant and equipment, net	96	-	-
Total assets (A)	147	-	-
Liabilities
Current liabilities:
Accounts payable	1	-	-
Current portion of long-term debt	66	-	-
Interest payable	2	-	-
Other liabilities	4	-	-
Total current liabilities	73	-	-
Non-current liabilities	-	-	-
Total liabilities (B)	73	-	-
Net Assets (C=A-B)	74	-	-
Fair value (D)	54	-	-
Impairment loss/ (reversal)* (E=C-D)	20	-	-